SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Schedule of Depreciation Calculated Using Straight-Line Method
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%	Mainly %

Laboratory equipment	10-33.33	15
Computers and peripheral equipment	33.33
Office equipment and furniture	6
Motor vehicles	15
Leasehold improvements	see below